UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2007

[LOGO OF USAA]
   USAA(R)

                        USAA GNMA Trust(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2007

                                          (c) 2008, USAA.  All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          11

FINANCIAL INFORMATION

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     21

    Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                              35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                  ...I EXPECT MARKET VOLATILITY TO CONTINUE OVER
[PHOTO OF CHRISTOPHER W. CLAUS]         THE NEAR TERM. LONG TERM, HOWEVER,
                                    I BELIEVE PATIENCE - AND QUALITY INVESTMENT
                                           MANAGEMENT - CAN WIN THE DAY.

                                                        "

                                                                   December 2007
--------------------------------------------------------------------------------

         When I wrote to you six months ago, the stock market was up. The Dow Jones Industrial Average, for example, had climbed about 9% during the first five months of the year. This strong performance prompted me to ask: "Is this as good as it gets for 2007?" And from the vantage point of December, it appears that the answer was "yes."

         During the summer, questions about subprime lending took center stage, and market volatility increased, with many days of double-digit declines and double-digit advances. Investor complacency about market risk collapsed as years of abnormally low interest rates, easy liquidity, and housing price appreciation came to an end. Meanwhile, international, emerging markets, and gold stocks continued to post strong absolute returns.

         As a result, we are moving into 2008 with more questions and concerns than we usually have at the beginning of a new year. The central issue
         - whether the slowing U.S. economy could slip into recession. And, if America's economy stumbles, will the world economy be able to maintain a reasonable rate of growth? No one knows, of course, but I believe the U.S. housing market will determine whether the U.S. economy goes into a recession.

         Until last year, the run-up in housing prices helped boost economic growth. Large numbers of people were able to take equity out of their homes to support their spending. (Consumer spending is important because it accounts for two-thirds of total economic activity.) Unfortunately, many Americans already carry too much debt and seem unlikely to receive new loans from banks, which are reluctant to lend on collateral (housing) that is declining in value. Furthermore, it could take several years to work through the current oversupply of unsold homes, keeping downward pressure on housing prices for a while.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         If the consumer responds by pulling back on spending, corporations could follow suit in an effort to support earnings. The combination of decreased consumer and corporate spending could tip the economy into a mild recession.

         Given the uncertain economic picture, I expect market volatility to continue over the near term. Long term, however, I believe patience - and quality investment management - can win the day.

         o For   discerning   investors,   U.S.   large-cap   stocks  may  offer
           opportunity; they appear attractively priced.

         o Gold stocks have performed well. Because gold is negatively correlated with the U.S. dollar, these securities have benefited from the weakness of the dollar. Going forward, I see gold prices being more influenced by inflation, with an outlook on gold that is neutral to positive.

         o International and emerging markets equities, which have appreciated significantly over the past five years, could see a pullback in prices. Yet, over time, the outlook appears positive. Of particular note: the emerging markets. Besides an increasing number of exports, these economies have a burgeoning middle class that provides them with home-grown consumers. Investors with a long-term horizon and a tolerance for volatility still could find potential in these markets.

         Whatever happens in the months ahead, USAA Investment Management Company will continue working hard for you. From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

         Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]

    MARGARET "DIDI" WEINBLATT, Ph.D., CFA
       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

          For the six-month period ended November 30, 2007, the USAA GNMA Trust had a total return of 4.93%. This compares to returns of 5.07% for the Lipper GNMA Funds Index, 5.35% for the Lehman Brothers GNMA Index, and 5.36% for the Lehman Brothers GNMA 30-Year Index. THE LEHMAN BROTHERS GNMA INDEX REPLACED THE LEHMAN BROTHERS GNMA 30-YEAR INDEX AS A FUND BENCHMARK ON OCTOBER 1, 2007.

WHAT WAS THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD?

         In recent reports to shareholders, we expressed serious concerns that financial markets had grown overly comfortable with risk, demanding very little in terms of additional yield to take on riskier assets. The pendulum finally swung from greed to fear during the reporting period, driven by subprime mortgage defaults and the global credit crisis they precipitated. With subprime loans on the books of many of the world's largest financial institutions, investors ran from risk and sought the safety of U.S. government obligations, including GNMAs, which are backed by the full faith and credit of the U.S. government.

         Interest rates on U.S. government securities fell dramatically with the flight to quality, causing interest-rate spreads with corporate bonds to widen. The yield on the 10-year U.S. Treasury fell from 4.89% on May 31, 2007, to 3.94% on November 30, 2007.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 15 FOR BENCHMARK DEFINITIONS.

         SHARES OF THE USAA GNMA TRUST ARE NOT INDIVIDUALLY BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             HISTORICAL YIELD CURVE

                        [CHART OF HISTORICAL YIELD CURVE]

                        5/31/07                 11/30/07                  CHANGE
                        -------                 --------                  ------
3 MONTH                  4.731%                  3.144%                  -1.5866%
6 MONTH                  4.947                   3.348                   -1.5997
 2 YEAR                  4.908                   2.995                   -1.9135
 5 YEAR                  4.846                   3.382                   -1.4642
10 YEAR                  4.888                   3.938                   -0.9500
30 YEAR                  5.010                   4.379                   -0.6307

         SOURCE: BLOOMBERG L.P.

                                   [END CHART]

         With recession concerns rising in the wake of the housing slump and credit crisis, the Federal Reserve Board (the Fed) entered the fray several times during the reporting period, cutting the federal funds rate at successive meetings by a total of 0.75%. (The Fed made another 0.25% cut in early December.) Short-term rates fell even more dramatically than long-term rates, causing the yield curve to steepen and indicating that investors expect additional Fed rate cuts.

HOW DID GNMAs PERFORM?

         Thanks to the flight to quality, GNMAs did very well, supported by a combination of income and capital appreciation. In the U.S. fixed-income market, only Treasury securities did better than GNMAs. This was the worst six months for corporate bonds in two decades.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

IF U.S. MORTGAGE-BACKED SECURITIES ARE SEEN AS ONE OF THE BIGGEST PROBLEMS FACING GLOBAL FINANCIAL MARKETS, HOW DID GNMAs AND THE FUND DO SO WELL?

The biggest factor is GNMAs' explicit government guarantee: they are backed by the full faith and credit of the U.S. government. To understand what happened in the mortgage market, we need to distinguish between agency mortgage-backed securities (MBSs) and non-agency mortgages. Agency MBSs are pools of mortgages issued and guaranteed by one of the housing agencies -- either Fannie Mae
(FNMA), Freddie Mac (FHLMC), or Ginnie Mae (GNMA).

These agencies have strict underwriting standards for mortgages that they will guarantee. For instance, homeowners must verify their income; payments can't be more than a certain percentage of income; a down payment is required; taxes and insurance payments are escrowed; there are no prepayment penalties; and, if they are adjustable-rate, there is a cap on how much the

--------------------------------------------------------------------------------
                             COUPON RATE COMPOSITION
                   OF MORTGAGE OBLIGATIONS IN USAA GNMA TRUST
--------------------------------------------------------------------------------

COUPON RATE %                   PERCENTAGE OF TOTAL MARKET VALUE
-------------                   --------------------------------
5.00                                          17
5.50                                          43
5.87                                           0*
6.00                                          28
6.23                                           0*
6.50                                           8
6.75                                           0*
7.00                                           2
7.50                                           1
8.00                                           1
8.50                                           0*
9.00                                           0*
     AVERAGE COUPON RATE 5.69% (NOVEMBER 2007)


*REPRESENTS LESS THAN 1%.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              payment can adjust upward. In effect, agency securities are what most Americans would think of as traditional mortgages -- you don't get one unless you prove you can make the monthly payments, and the terms are clear and fair.

WHAT STRATEGIES DID YOU PURSUE?

              When we had cash available, we purchased GNMAs, ending the reporting period with about 92% of net assets in these securities. The Fund can also invest in other agency securities, but we focused on GNMAs because, unlike Fannie Maes and Freddie Macs, they have the explicit government guarantee.

IS THERE ANY OTHER IMPACT OF THE SUBPRIME SITUATION ON GNMAs AND OTHER AGENCY MBSs?

              The issue facing the agency MBS market is one of increased supply in the markets now that competing products have all but disappeared. We believe that the market will readily absorb the increased issuance, because it is coming at the expense of the non-agency markets.

              Congress and the president are also in the act. With the election year and increasing calls for government action to protect subprime borrowers from foreclosure, we are closely monitoring the situation.

WHAT'S YOUR OUTLOOK?

              The Fed is responsible for the safety and security of the financial markets, and because the subprime situation is worse than anyone expected, we believe it will make additional interest rate cuts.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-19.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

              In the past, GNMAs have not fully participated in bond market rallies because many homeowners refinanced their mortgages, causing a prepayment. We think prepayment risk is lower now than in previous bond market rallies because it's simply harder to refinance a mortgage in today's credit environment. In addition, homeowners generally need some equity in their homes to refinance, and this is less likely given recent declines in home prices. We expect that investors will continue to be drawn to GNMAs given their U.S. government guarantee.

              As always, thank you for the privilege of serving you.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA GNMA TRUST

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                    out of 362 intermediate government funds for the period ending November 30, 2007:

                                 OVERALL RATING
                                 *   *   *   *

             3-YEAR                  5-YEAR                10-YEAR
            * * * *                  * * * *                * * *
        out of 362 funds        out of 335 funds       out of 223 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA GNMA TRUST

                            LIPPER LEADERS (OVERALL)

           [LOGO OF LIPPER LEADER 5]        [LOGO OF LIPPER LEADER 5]
                 PRESERVATION                     EXPENSE

The Fund is listed as a Lipper Leader for Preservation among 4,141 fixed-income funds and for Expense among 146 funds within the Lipper U.S. Mortgage category for the overall period ended November 30, 2007. The Fund received a Lipper Leader rating for Preservation among 4,141 and 3,628 fixed-income funds for the three- and five-year periods, respectively, and a score of 4 among 2,310 fixed-income funds for the 10-year period. The Fund received a Lipper Leader rating for Expense among 146, 132, and 83 funds for the three-, five-, and 10-year periods, respectively, within the Lipper U.S. Mortgage category. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of November 30, 2007. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of November 30, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST (Ticker Symbol: USGNX)

OBJECTIVE
--------------------------------------------------------------------------------

    High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

    Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                       11/30/07                     5/31/07
--------------------------------------------------------------------------------
Net Assets                          $503.3 Million              $504.6 Million
Net Asset Value Per Share               $9.68                       $9.45

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/07
--------------------------------------------------------------------------------
5/31/07 TO 11/30/07**      1 YEAR      5 YEARS      10 YEARS   30-DAY SEC YIELD
        4.93%               6.06%       3.94%         5.20%         5.02%

----------------
EXPENSE RATIO***
----------------
      0.52%


*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING NOVEMBER 30, 2007

-------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
-------------------------------------------------------------------------------
10 YEARS          5.20%         =           5.69%           +         (0.49%)
5 YEARS           3.94%         =           4.94%           +         (1.00%)
1 YEAR            6.06%         =           4.91%           +          1.15%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING NOVEMBER 30, 2007

             [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

---------------------------------------------------------------------------------------------
                     TOTAL RETURN            DIVIDEND RETURN           CHANGE IN SHARE PRICE
---------------------------------------------------------------------------------------------
11/30/1998               9.17%                    6.71%                        2.46%
11/30/1999              -2.71%                    6.02%                       -8.73%
11/30/2000               9.66%                    7.35%                        2.31%
11/30/2001               9.90%                    6.61%                        3.29%
11/30/2002               7.02%                    5.73%                        1.29%
11/30/2003               2.47%                    5.02%                       -2.55%
11/30/2004               3.73%                    4.84%                       -1.11%
11/30/2005               1.94%                    4.90%                       -2.96%
11/30/2006               5.55%                    5.02%                        0.53%
11/30/2007               6.06%                    4.91%                        1.15%
----------------------------------------------------------------------------------------------

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN
         DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              12-MONTH DIVIDEND YIELD COMPARISON

         [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA GNMA             LIPPER GNMA FUNDS
                            TRUST                    AVERAGE
                          ---------              ----------------
11/30/1998                  6.32%                     6.08%
11/30/1999                  6.63                      6.12
11/30/2000                  6.78                      6.12
11/30/2001                  6.15                      5.62
11/30/2002                  5.48                      4.75
11/30/2003                  5.14                      4.04
11/30/2004                  4.81                      4.01
11/30/2005                  5.02                      4.12
11/30/2006                  4.81                      4.62
11/30/2007                  4.66                      4.63

                           [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE (NAV). THE NAV IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 11/30/98 TO 11/30/07.

         THE LIPPER GNMA FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GNMA FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS          LEHMAN BROTHERS         LIPPER GNMA          USAA GNMA
               GNMA 30-YEAR INDEX           GNMA INDEX            FUNDS INDEX            TRUST
11/30/97           $10,000.00               $10,000.00            $10,000.00          $10,000.00
12/31/97            10,090.47                10,090.24             10,098.60           10,116.64
01/31/98            10,188.84                10,187.67             10,197.68           10,258.13
02/28/98            10,211.55                10,210.42             10,211.81           10,231.78
03/31/98            10,254.59                10,253.65             10,248.13           10,298.98
04/30/98            10,314.07                10,313.17             10,306.65           10,362.83
05/31/98            10,384.96                10,383.57             10,380.12           10,474.88
06/30/98            10,428.50                10,427.29             10,425.17           10,574.94
07/31/98            10,487.72                10,485.93             10,473.95           10,600.25
08/31/98            10,569.53                10,568.71             10,572.11           10,768.79
09/30/98            10,695.01                10,693.70             10,702.71           11,010.73
10/31/98            10,685.10                10,684.48             10,646.43           10,795.60
11/30/98            10,745.95                10,744.89             10,707.50           10,917.21
12/31/98            10,789.74                10,788.99             10,749.31           10,952.27
01/31/99            10,866.28                10,865.71             10,814.52           11,036.49
02/28/99            10,830.65                10,831.21             10,743.24           10,785.31
03/31/99            10,896.15                10,896.80             10,810.91           10,899.24
04/30/99            10,948.47                10,949.12             10,858.14           10,924.48
05/31/99            10,892.51                10,893.89             10,780.00           10,803.17
06/30/99            10,847.84                10,850.42             10,720.57           10,723.92
07/31/99            10,776.44                10,779.39             10,650.28           10,518.99
08/31/99            10,772.30                10,775.60             10,639.84           10,404.62
09/30/99            10,946.59                10,949.12             10,813.44           10,604.59
10/31/99            11,012.21                11,014.20             10,863.05           10,615.13
11/30/99            11,016.73                11,018.88             10,864.39           10,621.75
12/31/99            10,994.27                10,996.76             10,817.72           10,556.62
01/31/00            10,895.14                10,897.43             10,723.36           10,504.50
02/29/00            11,035.93                11,036.83             10,855.56           10,656.37
03/31/00            11,212.85                11,211.23             11,025.81           10,786.90
04/30/00            11,201.81                11,201.37             11,000.81           10,730.37
05/31/00            11,244.22                11,242.07             11,045.42           10,832.17
06/30/00            11,450.87                11,449.46             11,233.13           11,047.27
07/31/00            11,510.47                11,509.87             11,279.43           11,100.81
08/31/00            11,684.88                11,683.77             11,445.42           11,283.38
09/30/00            11,793.55                11,792.84             11,543.83           11,357.77
10/31/00            11,882.26                11,880.54             11,615.99           11,450.17
11/30/00            12,049.14                12,047.62             11,793.22           11,647.95
12/31/00            12,219.53                12,218.36             11,962.28           11,841.24
01/31/01            12,419.42                12,417.41             12,144.24           12,019.82
02/28/01            12,473.87                12,473.02             12,205.68           12,108.78
03/31/01            12,548.40                12,547.58             12,266.24           12,195.57
04/30/01            12,569.11                12,568.94             12,266.57           12,163.12
05/31/01            12,674.63                12,672.70             12,349.94           12,228.60
06/30/01            12,712.27                12,709.85             12,379.94           12,244.36
07/31/01            12,930.10                12,927.35             12,609.81           12,485.04
08/31/01            13,024.33                13,021.89             12,703.82           12,596.63
09/30/01            13,200.12                13,198.44             12,872.69           12,775.74
10/31/01            13,375.41                13,373.48             13,037.04           12,965.56
11/30/01            13,262.99                13,262.14             12,912.69           12,801.29
12/31/01            13,223.46                13,222.45             12,849.73           12,687.65
01/31/02            13,357.09                13,355.03             12,980.43           12,818.23
02/28/02            13,493.23                13,491.52             13,119.95           12,976.56
03/31/02            13,365.25                13,363.75             12,983.11           12,789.84
04/30/02            13,600.26                13,598.69             13,210.05           13,056.64
05/31/02            13,689.23                13,688.04             13,296.61           13,186.25
06/30/02            13,799.39                13,797.61             13,400.61           13,281.61
07/31/02            13,959.37                13,958.50             13,553.48           13,428.73
08/31/02            14,056.62                14,055.93             13,659.38           13,567.02
09/30/02            14,172.93                14,171.32             13,769.41           13,677.04
10/31/02            14,216.72                14,217.07             13,799.43           13,700.82
11/30/02            14,230.15                14,230.21             13,802.01           13,699.97
12/31/02            14,371.56                14,371.89             13,950.54           13,859.41
01/31/03            14,407.95                14,408.79             13,984.19           13,893.16
02/28/03            14,480.10                14,481.96             14,061.45           13,963.40
03/31/03            14,490.26                14,492.08             14,055.39           13,961.85
04/30/03            14,523.89                14,526.58             14,089.19           14,008.69
05/31/03            14,524.39                14,527.08             14,105.40           14,039.91
06/30/03            14,568.55                14,571.19             14,129.07           14,052.56
07/31/03            14,327.89                14,330.94             13,845.60           13,760.26
08/31/03            14,422.25                14,424.08             13,929.36           13,845.04
09/30/03            14,630.54                14,632.48             14,159.20           14,067.72
10/31/03            14,592.40                14,594.19             14,101.07           14,014.13
11/30/03            14,642.96                14,644.11             14,146.00           14,038.24
12/31/03            14,779.60                14,781.87             14,244.65           14,138.24
01/31/04            14,853.51                14,855.67             14,319.54           14,209.17
02/29/04            14,950.75                14,954.50             14,407.84           14,292.77
03/31/04            15,011.98                15,016.05             14,454.53           14,350.52
04/30/04            14,775.71                14,779.46             14,214.15           14,138.32
05/31/04            14,745.73                14,748.50             14,178.25           14,093.07
06/30/04            14,879.11                14,879.81             14,278.07           14,209.23
07/31/04            14,999.44                15,000.38             14,397.61           14,310.58
08/31/04            15,207.73                15,209.03             14,592.16           14,481.08
09/30/04            15,239.85                15,240.63             14,580.42           14,507.21
10/31/04            15,360.30                15,360.94             14,675.93           14,593.87
11/30/04            15,325.30                15,324.67             14,635.21           14,562.32
12/31/04            15,424.92                15,425.27             14,713.81           14,624.03
01/31/05            15,514.51                15,512.72             14,799.23           14,693.76
02/28/05            15,465.70                15,463.44             14,745.83           14,647.79
03/31/05            15,436.22                15,433.74             14,715.75           14,616.80
04/30/05            15,592.18                15,590.45             14,855.67           14,754.31
05/31/05            15,704.48                15,703.05             14,952.00           14,843.54
06/30/05            15,750.28                15,749.18             14,984.43           14,874.08
07/31/05            15,692.56                15,689.78             14,924.14           14,828.28
08/31/05            15,822.43                15,819.45             15,048.53           14,951.09
09/30/05            15,761.20                15,756.39             14,970.24           14,878.05
10/31/05            15,694.45                15,688.01             14,896.58           14,812.96
11/30/05            15,727.70                15,720.87             14,938.22           14,844.85
12/31/05            15,930.46                15,919.67             15,104.50           15,020.27
01/31/06            15,983.04                15,971.74             15,140.55           15,063.37
02/28/06            16,013.78                16,004.09             15,167.68           15,078.52
03/31/06            15,912.40                15,901.60             15,065.41           15,003.03
04/30/06            15,854.30                15,848.01             15,005.93           14,935.23
05/31/06            15,823.06                15,816.04             14,966.21           14,903.18
06/30/06            15,841.88                15,834.74             14,967.67           14,901.26
07/31/06            16,067.36                16,058.82             15,164.74           15,101.29
08/31/06            16,317.31                16,305.51             15,384.25           15,306.15
09/30/06            16,413.80                16,402.32             15,479.64           15,416.23
10/31/06            16,527.10                16,515.30             15,580.57           15,522.59
11/30/06            16,684.45                16,672.27             15,726.14           15,664.59
12/31/06            16,667.13                16,652.93             15,690.16           15,647.05
01/31/07            16,667.88                16,653.06             15,685.33           15,638.08
02/28/07            16,869.02                16,855.14             15,875.65           15,831.83
03/31/07            16,904.65                16,891.66             15,896.55           15,845.90
04/30/07            16,995.12                16,981.52             15,973.17           15,922.65
05/31/07            16,910.05                16,896.09             15,876.31           15,834.62
06/30/07            16,811.43                16,799.03             15,792.67           15,749.44
07/31/07            16,948.57                16,935.90             15,932.02           15,862.09
08/31/07            17,144.69                17,131.28             16,099.21           16,050.45
09/30/07            17,272.92                17,259.18             16,212.59           16,142.45
10/31/07            17,463.27                17,448.12             16,373.70           16,292.25
11/30/07            17,815.98                17,799.71             16,680.95           16,619.54

                              [END CHART]

         DATA FROM 11/30/97 THROUGH 11/30/07.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA GNMA Trust to the following benchmarks:

         o The Lehman Brothers GNMA 30-Year Index is an unmanaged index of pass-through securities with an original maturity of 30 years.

         o The Lehman Brothers GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association
           (GNMA). The Lehman Brothers GNMA Index replaces the Lehman Brothers GNMA 30-Year Index, because it more closely represents the securities held in the GNMA Trust.

         o The Lipper GNMA Funds Index is an unmanaged index that tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                                ASSET ALLOCATION
                                    11/30/07

                         [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages*           91.1%
15-Year Fixed-Rate Single-Family Mortgages*            3.7%
Collateralized Mortgage Obligations                    3.7%
Repurchase Agreements                                  1.2%

                        [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         *COMBINED IN THE PORTFOLIO OF INVESTMENTS UNDER  MORTGAGE-BACKED  PASS-
          THROUGH SECURITIES, SINGLE-FAMILY.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-19.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON                            MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (98.5%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (94.8%)
  $ 4,205    Government National Mortgage Assn. I                        5.50%        12/15/2018       $  4,261
   24,446    Government National Mortgage Assn. I                        5.50         10/15/2033         24,819
   10,690    Government National Mortgage Assn. I                        5.50         12/15/2033         10,853
    5,625    Government National Mortgage Assn. I                        5.50          7/15/2034          5,708
   22,811    Government National Mortgage Assn. I                        5.50         10/15/2035         23,133
    4,697    Government National Mortgage Assn. I                        6.00         12/15/2016          4,809
    2,672    Government National Mortgage Assn. I                        6.00          4/15/2028          2,752
      990    Government National Mortgage Assn. I                        6.00         11/15/2028          1,019
    2,321    Government National Mortgage Assn. I                        6.00          2/15/2029          2,389
    1,545    Government National Mortgage Assn. I                        6.00          7/15/2029          1,591
    2,312    Government National Mortgage Assn. I                        6.00          5/15/2032          2,377
    7,045    Government National Mortgage Assn. I                        6.00          1/15/2033          7,236
    2,059    Government National Mortgage Assn. I                        6.00          2/15/2033          2,115
    2,629    Government National Mortgage Assn. I                        6.00          7/15/2033          2,701
    1,623    Government National Mortgage Assn. I                        6.00          9/15/2033          1,667
    9,567    Government National Mortgage Assn. I                        6.00          3/15/2037          9,815
   19,962    Government National Mortgage Assn. I                        6.00          9/15/2037         20,480
      699    Government National Mortgage Assn. I                        6.50          5/15/2028            728
      647    Government National Mortgage Assn. I                        6.50          5/15/2028            674
      609    Government National Mortgage Assn. I                        6.50          7/15/2028            635
      448    Government National Mortgage Assn. I                        6.50          9/15/2028            466
    1,495    Government National Mortgage Assn. I                        6.50         11/15/2028          1,558
       86    Government National Mortgage Assn. I                        6.50          1/15/2029             89
       77    Government National Mortgage Assn. I                        6.50          1/15/2029             81
    2,056    Government National Mortgage Assn. I                        6.50          3/15/2031          2,140
    1,786    Government National Mortgage Assn. I                        6.50         10/15/2031          1,858
    1,218    Government National Mortgage Assn. I                        6.50          1/15/2032          1,267
      449    Government National Mortgage Assn. I                        6.50          3/15/2032            467
    1,540    Government National Mortgage Assn. I                        6.50          8/15/2032          1,603
    7,812    Government National Mortgage Assn. I                        6.50          9/15/2032          8,129
      180    Government National Mortgage Assn. I                        6.75          5/15/2028            190
       78    Government National Mortgage Assn. I                        6.75          5/15/2028             82
       81    Government National Mortgage Assn. I                        7.00          4/15/2027             86
    1,055    Government National Mortgage Assn. I                        7.00          5/15/2027          1,120
       64    Government National Mortgage Assn. I                        7.00          6/15/2028             68
      107    Government National Mortgage Assn. I                        7.00          7/15/2028            113
      268    Government National Mortgage Assn. I                        7.00          8/15/2028            284
      180    Government National Mortgage Assn. I                        7.00          8/15/2028            191
      251    Government National Mortgage Assn. I                        7.00          9/15/2028            267

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON                            MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
  $ 1,659    Government National Mortgage Assn. I                        7.00%         5/15/2029       $  1,760
    1,422    Government National Mortgage Assn. I                        7.00          6/15/2029          1,509
      856    Government National Mortgage Assn. I                        7.00          8/15/2031            908
      441    Government National Mortgage Assn. I                        7.00          9/15/2031            467
      601    Government National Mortgage Assn. I                        7.00         10/15/2031            637
      217    Government National Mortgage Assn. I                        7.00          6/15/2032            230
      874    Government National Mortgage Assn. I                        7.00          7/15/2032            926
      422    Government National Mortgage Assn. I                        7.50          2/15/2028            450
       85    Government National Mortgage Assn. I                        7.50          3/15/2029             91
      164    Government National Mortgage Assn. I                        7.50          4/15/2029            175
      188    Government National Mortgage Assn. I                        7.50          7/15/2029            201
      618    Government National Mortgage Assn. I                        7.50         10/15/2029            659
      223    Government National Mortgage Assn. I                        7.50         10/15/2029            238
       45    Government National Mortgage Assn. I                        7.50          8/15/2030             48
      109    Government National Mortgage Assn. I                        7.50         12/15/2030            116
       76    Government National Mortgage Assn. I                        7.50          1/15/2031             81
       72    Government National Mortgage Assn. I                        7.50          1/15/2031             77
      151    Government National Mortgage Assn. I                        7.50         11/15/2031            160
       17    Government National Mortgage Assn. I                        8.00          1/15/2022             18
      248    Government National Mortgage Assn. I                        8.00          6/15/2023            268
      346    Government National Mortgage Assn. I                        8.00          5/15/2027            374
      298    Government National Mortgage Assn. I                        8.00          7/15/2030            323
      117    Government National Mortgage Assn. I                        8.00          9/15/2030            127
       88    Government National Mortgage Assn. I                        8.50          6/15/2021             95
       23    Government National Mortgage Assn. I                        8.50          7/15/2022             25
      134    Government National Mortgage Assn. I                        9.00          7/15/2021            145
   11,210    Government National Mortgage Assn. II                       5.00          5/20/2033         11,045
   12,282    Government National Mortgage Assn. II                       5.00          7/20/2033         12,101
    8,294    Government National Mortgage Assn. II                       5.00          6/20/2034          8,168
   25,171    Government National Mortgage Assn. II                       5.00          9/20/2035         24,779
   12,712    Government National Mortgage Assn. II                       5.00          2/20/2037         12,507
    2,854    Government National Mortgage Assn. II                       5.50          4/20/2033          2,878
    9,691    Government National Mortgage Assn. II                       5.50          3/20/2034          9,766
   38,005    Government National Mortgage Assn. II                       5.50          2/20/2035         38,274
   33,560    Government National Mortgage Assn. II                       5.50          4/20/2035         33,798
   19,205    Government National Mortgage Assn. II                       5.50          7/20/2035         19,341
   16,410    Government National Mortgage Assn. II                       5.50          1/20/2037         16,521
    1,586    Government National Mortgage Assn. II                       6.00          3/20/2031          1,626
    3,700    Government National Mortgage Assn. II                       6.00          8/20/2032          3,792
    2,968    Government National Mortgage Assn. II                       6.00          9/20/2032          3,041
    3,101    Government National Mortgage Assn. II                       6.00         10/20/2033          3,184

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON                            MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
  $ 2,526    Government National Mortgage Assn. II                       6.00%        12/20/2033       $  2,583
    9,227    Government National Mortgage Assn. II                       6.00          2/20/2034          9,446
    8,901    Government National Mortgage Assn. II                       6.00          3/20/2034          9,112
    7,736    Government National Mortgage Assn. II                       6.00          9/20/2034          7,921
   18,261    Government National Mortgage Assn. II                       6.00         10/20/2034         18,695
    5,251    Government National Mortgage Assn. II                       6.00         11/20/2034          5,368
   12,958    Government National Mortgage Assn. II                       6.00          5/20/2036         13,254
      548    Government National Mortgage Assn. II                       6.50          5/20/2031            570
      467    Government National Mortgage Assn. II                       6.50          7/20/2031            486
    1,371    Government National Mortgage Assn. II                       6.50          8/20/2031          1,426
    1,966    Government National Mortgage Assn. II                       6.50          4/20/2032          2,044
    1,884    Government National Mortgage Assn. II                       6.50          6/20/2032          1,959
    7,349    Government National Mortgage Assn. II                       6.50          8/20/2034          7,634
    1,751    Government National Mortgage Assn. II                       7.00          9/20/2030          1,851
      229    Government National Mortgage Assn. II                       7.50          4/20/2031            243
       65    Government National Mortgage Assn. II                       8.00         12/20/2022             70
    1,448    Government National Mortgage Assn. II                       8.00          8/20/2030          1,562
   13,306    Fannie Mae(+)                                               5.00         12/01/2035         13,056
    1,026    Fannie Mae(+)                                               6.00          2/01/2017          1,051
      981    Fannie Mae(+)                                               6.50         10/01/2016          1,015
    3,651    Fannie Mae(+)                                               6.50         12/01/2016          3,777
    3,914    Freddie Mac(+)                                              5.00          1/01/2021          3,912
    9,372    Freddie Mac(+)                                              5.50         12/01/2035          9,381
                                                                                                       --------
                                                                                                        477,166
                                                                                                       --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (3.7%)
   15,000    Government National Mortgage Assn. I                        5.50          3/16/2032         15,179
    2,317    Government National Mortgage Assn. I                        5.87(b)      10/16/2023          2,341
    1,109    Government National Mortgage Assn. I                        6.22(b)       6/16/2021          1,113
                                                                                                       --------
                                                                                                         18,633
                                                                                                       --------
             Total U.S. Government Agency Issues (cost: $492,704)                                       495,799
                                                                                                       --------

             REPURCHASE AGREEMENTS (1.2%)
    5,887    Deutsche Bank Securities,  4.55%, acquired on 11/30/2007 and due
                12/03/2007  at $5,887  (collateralized  by $5,921 of Fannie  Mae
                Notes(a),(+), 4.25%, due 7/30/2009; market value $6,005) (cost: $5,887)                   5,887
                                                                                                       --------

             TOTAL INVESTMENTS (COST: $498,591)                                                        $501,686
                                                                                                       ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $498,591)   $501,686
   Receivables:
      Capital shares sold                                                          290
      Interest                                                                   2,318
                                                                              --------
         Total assets                                                          504,294
                                                                              --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                      473
      Dividends on capital shares                                                  330
   Accrued management fees                                                          51
   Accrued transfer agent's fees                                                    25
   Other accrued expenses and payables                                              79
                                                                              --------
         Total liabilities                                                         958
                                                                              --------
            Net assets applicable to capital shares outstanding               $503,336
                                                                              ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                            $542,963
   Accumulated undistributed net investment income                                  21
   Accumulated net realized loss on investments                                (42,743)
   Net unrealized appreciation of investments                                    3,095
                                                                              --------
            Net assets applicable to capital shares outstanding               $503,336
                                                                              ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                              51,974
                                                                              ========
   Net asset value, redemption price, and offering price per share            $   9.68
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
===================-------------------------------------------------------------
                    of OPERATIONS
                    (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                     $13,330
                                                                       -------
EXPENSES
   Management fees                                                         312
   Administration and servicing fees                                       374
   Transfer agent's fees                                                   430
   Custody and accounting fees                                              43
   Postage                                                                  30
   Shareholder reporting fees                                               15
   Trustees' fees                                                            4
   Registration fees                                                        19
   Professional fees                                                        30
   Other                                                                     3
                                                                       -------
      Total expenses                                                     1,260
   Expenses paid indirectly                                                 (4)
                                                                       -------
      Net expenses                                                       1,256
                                                                       -------
NET INVESTMENT INCOME                                                   12,074
                                                                       -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Change in net unrealized appreciation/depreciation of investments    12,069
                                                                       -------
      Net realized and unrealized gain                                  12,069
                                                                       -------
   Increase in net assets resulting from operations                    $24,143
                                                                       =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MAY 31, 2007

                                                        11/30/2007   5/31/2007
                                                        ----------------------
FROM OPERATIONS
   Net investment income                                 $ 12,074     $ 24,075
   Change in net unrealized appreciation/depreciation
      of investments                                       12,069        7,511
                                                         ---------------------
      Increase in net assets resulting from operations     24,143       31,586
                                                         ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  (12,053)     (24,075)
                                                         ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                               31,340       59,972
   Reinvested dividends                                    10,065       19,753
   Cost of shares redeemed                                (54,785)    (103,786)
                                                         ---------------------
      Decrease in net assets from
         capital share transactions                       (13,380)     (24,061)
                                                         ---------------------
   Net decrease in net assets                              (1,290)     (16,550)
NET ASSETS
   Beginning of period                                    504,626      521,176
                                                         ---------------------
   End of period                                         $503,336     $504,626
                                                         =====================
Accumulated undistributed net investment income:
   End of period                                         $     21     $      -
                                                         =====================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                              3,312        6,324
   Shares issued for dividends reinvested                   1,062        2,083
   Shares redeemed                                         (5,790)     (10,963)
                                                         ---------------------
      Decrease in shares outstanding                       (1,416)      (2,556)
                                                         =====================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
          to FINANCIAL Statements

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Debt  securities  with  maturities  greater  than 60 days  are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               3. Repurchase  agreements are valued at cost, which  approximates market value.

               4. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

                  affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                  (NAV) to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2007, the Fund had no delayed-delivery or when-issued commitments.

            F. EXPENSES PAID INDIRECTLY - Through  arrangements  with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

               the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $4,000.

            G. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

         allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 1.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2007, the Fund had capital loss carryovers of $42,743,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

       CAPITAL LOSS CARRYOVERS
-------------------------------------
 EXPIRES                      BALANCE
---------                   -----------
  2008                      $ 8,011,000
  2009                       13,754,000
  2010                        1,176,000
  2012                        9,577,000
  2013                        4,814,000
  2014                        3,887,000
  2015                        1,524,000
                            -----------
                    Total   $42,743,000
                            ===========

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         November 30, 2007, were $20,100,000 and $39,174,000, respectively.

         As of November 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2007, were $4,988,000 and $1,893,000, respectively, resulting in net unrealized appreciation of $3,095,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

               the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------
+/-0.20% to 0.50%                  +/- 0.04%
+/-0.51% to 1.00%                  +/- 0.05%
+/-1.01% and greater               +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended November 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $312,000, which included no performance adjustment.

            B. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $374,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

               Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2007, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $430,000.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

               the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

               between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                            YEAR ENDED MAY 31,
                               -----------------------------------------------------------------------------
                                   2007          2007          2006          2005         2004          2003
                               -----------------------------------------------------------------------------
Net asset value at
   beginning of period         $   9.45      $   9.32      $   9.76      $   9.72     $  10.16      $  10.08
                               -----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income            .23           .44           .48           .47          .48           .56
   Net realized and
      unrealized gain (loss)        .23           .13          (.44)          .04         (.44)          .08
                               -----------------------------------------------------------------------------
Total from investment
   operations                       .46           .57           .04           .51          .04           .64
Less distributions from:
   Net investment income           (.23)         (.44)         (.48)         (.47)        (.48)         (.56)
                               -----------------------------------------------------------------------------
Net asset value at
   end of period               $   9.68      $   9.45      $   9.32      $   9.76     $   9.72      $  10.16
                               =============================================================================
Total return (%)*                  4.93          6.25(c)        .40          5.33          .39          6.49
Net assets at end of
   period (000)                $503,336      $504,626      $521,176      $594,211     $610,488      $751,794
Ratios to average
   net assets:
   Expenses (%)**(b)                .51(a)        .52(c)        .49           .48          .47           .46
   Net investment
      income (%)**                 4.84(a)       4.69          4.46          4.06         3.62          4.43
Portfolio turnover (%)                4            14            26            37           59            75

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month  period ended  November 30, 2007,  average net assets were
    $498,495,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GNMA TRUST
NOVEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2007, through November 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

36

 E X P E N S E
==============------------------------------------------------------------------
              EXAMPLE (unaudited)
              (continued)

USAA GNMA TRUST
NOVEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                   BEGINNING             ENDING           DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE        JUNE 1, 2007 -
                                 JUNE 1, 2007      NOVEMBER 30, 2007     NOVEMBER 30, 2007
                                 ---------------------------------------------------------
Actual                             $1,000.00           $1,049.30              $2.61
Hypothetical
   (5% return before expenses)      1,000.00            1,022.45               2.58

         *Expenses are equal to the Fund's annualized expense ratio of 0.51%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.93% for the six-month period of June 1, 2007, through November 30, 2007.

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices, or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC's WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC's PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23414-0108                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-24-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01-28-2008
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    01-24-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.